Basis of Presentation (Details Narrative) (10K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 23, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Percentage of outstanding shares						89.00%
Cash paid during period for goodwill or intangible assets						$ 248,980
Transaction cost						28,380
Net loss		$ 1,489,511	$ 173,460	$ 6,830,199	$ 163,657	538,710	$ 553,022
Utilized cash in operations				$ (897,062)	$ 512,733	$ 580,634	$ (1,249,157)
STI [Member]
Number of common stock shares converted						166
Number of common stock shares issued for shareholders						26,187,000
Number of common stock value cancellation						$ 22,500
Number of common stock shares cancellation						61,297,002
Debt financing amount paid to settlement of current liabilities	$ 405,932					$ 198,100
Number of shares retained by the shareholders upon merger						29,551,998